Accounts receivable and prepaid expenses	12 Months Ended
Dec. 31, 2021
Accounts Receivable And Prepaid Expenses
Accounts receivable and prepaid expenses

4.	Accounts receivable and prepaid expenses

Accounts receivable and prepaid expenses consist of the following:

	December 31,	December 31,
	2021	2020
Accounts receivable (Note 11(b))	$92,005	$122,967
Prepaid expenses	63,633	52,041
Total accounts receivable and prepaid expenses	$155,638	$175,008

At December 31, 2021, the Company has recorded value added taxes of $308,457 (2020 - $120,964) included in exploration and evaluation assets, as the value added tax relates to certain projects and is expected to be recovered when the assets are sold (Note 7).